Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	OBSV
Entity Registrant Name	OBSEVA SA
Entity Central Index Key	0001685316
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Shell Company	false
Entity File Number	001-37993
Entity Address, Address Line One	Chemin des Aulx, 12
Entity Address, Address Line Two	1228 Plan-les-Ouates
Entity Address, City or Town	Geneva
Entity Address, State or Province	Switzerland
Entity Common Stock, Shares Outstanding	48,567,605